Intangible assets	6 Months Ended
Dec. 31, 2022
Intangible assets.
Intangible assets

17         Intangible assets

			Other
			intangible
	Goodwill	Registrations	assets	Total
	£’000	£’000	£’000	£’000
At 1 July 2022
Cost	421,453	779,196	18,817	1,219,466
Accumulated amortization	—	(462,985)	(13,203)	(476,188)
Net book amount	421,453	316,211	5,614	743,278
Six months ended 31 December 2022
Opening net book amount	421,453	316,211	5,614	743,278
Additions	—	221,472	699	222,171
Disposals	—	(8,810)	—	(8,810)
Amortization charge	—	(83,736)	(1,374)	(85,110)
Closing net book amount	421,453	445,137	4,939	871,529
At 31 December 2022
Cost	421,453	968,617	19,516	1,409,586
Accumulated amortization	—	(523,480)	(14,577)	(538,057)
Net book amount	421,453	445,137	4,939	871,529

At 1 July 2021
Cost	421,453	861,210	16,644	1,299,307
Accumulated amortization	—	(533,223)	(11,617)	(544,840)
Net book amount	421,453	327,987	5,027	754,467
Six months ended 31 December 2021
Opening net book amount	421,453	327,987	5,027	754,467
Additions	—	144,302	1,544	145,846
Disposals	—	(14,274)	—	(14,274)
Amortization charge	—	(72,510)	(1,277)	(73,787)
Closing net book amount	421,453	385,505	5,294	812,252
At 31 December 2021
Cost	421,453	979,655	17,291	1,418,399
Accumulated amortization	—	(594,150)	(11,997)	(606,147)
Net book amount	421,453	385,505	5,294	812,252

Impairment tests for goodwill

Goodwill is not subject to amortization and is tested annually for impairment (normally at the end of the third fiscal quarter) or more frequently if events or changes in circumstances indicate a potential impairment. Management has considered the carrying amount of goodwill as of 31 December 2022 and concluded that, as there are no indicators of impairment, a detailed impairment test is not required. Having assessed the future anticipated cash flows, management believes that any reasonably possible changes in key assumptions would not result in an impairment of goodwill.

17          Intangible assets (continued)

Significant estimates - fair value of registrations

The costs associated with the acquisition of players’ and key football management staff registrations include an estimate of the fair value of any contingent consideration. The estimate of the fair value of the contingent consideration payable requires management to assess the likelihood of specific performance conditions being met which would trigger the payment of the contingent consideration. This assessment is carried out on an individual basis. The maximum additional amount that could be payable as of 31 December 2022 is disclosed in Note 31.1. The estimate over the probability of contingent consideration payable could impact the net book value of registrations and amortization recognized in the statement of profit or loss.

Other intangible assets

Other intangible assets include internally generated assets whose cost and accumulated amortization as of 31 December 2022 was £2,103,000 and £2,101,000 respectively (31 December 2021: £2,103,000 and £2,067,000 respectively).